Other Intangible Assets, Other than Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 991	$ 991	$ 852
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	991
Finite-Lived Intangible Assets, Amortization Expense, Year Two	603
Finite-Lived Intangible Assets, Amortization Expense, Year Three	214
Finite-Lived Intangible Assets, Amortization Expense, Year Four	214
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 145